CAPITAL STOCK - Narrative (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp) Rp / shares shares	Dec. 31, 2022 USD ($) Rp / shares shares	Dec. 31, 2021 IDR (Rp) Rp / shares shares	Dec. 31, 2020 IDR (Rp)
Disclosure of classes of share capital [line items]
Number of listed American Depository Shares	38,896,686	38,896,686
Cash dividend | Rp	Rp 14,856		Rp 12,482
Cash dividend (per share) | Rp / shares	149.97	149.97	126.01
Special cash dividend | Rp			Rp 4,161
Special cash dividend (per share) | Rp / shares			Rp 42.00
Cash dividends paid to non-controlling interests of subsidiaries	Rp 10,103	$ 649	Rp 13,242	Rp 7,778
Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding	99,062,216,600	99,062,216,600	99,062,216,600
Series A Dwiwarna Share | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding	1	1
Series B shares
Disclosure of classes of share capital [line items]
Number of shares per American Depository Shares	100	100
Series B shares | Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding	99,062,216,559	99,062,216,559